Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 3 - Significant Accounting Policies

Except as described below in Items 1-2, the accounting policies applied by the Group in these condensed consolidated interim financial statements are the same as those applied by the Group in its Annual Financial Statements.

Presented hereunder is a description of the changes in accounting policies applied in these condensed consolidated interim financial statements and their effect:

Initial application of new standards, amendments to standards and interpretations

As from January 1, 2018 the Group applies the new standards and amendments to standards described below:

(1)	IFRS 9 (2014), Financial Instruments

As from January 1, 2018 the Group applies IFRS 9 (2014), Financial Instruments (in this item: “the standard” or “IFRS 9”), which replaces IAS 39, Financial Instruments: Recognition and Measurement (in this item“IAS 39”). The Group has chosen to apply the standard and the amendment to the standard as from January 1, 2018. The application of this standard has no impact on the Group’s financial statements.

Presented hereunder are the principal changes in accounting policies following application of the standard as from January 1, 2018:

Classification and measurement of financial assets and financial liabilities

Financial assets and financial liabilities are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. Generally, a financial asset or financial liability is initially measured at fair value plus, in the case of a financial asset or financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issuance of the financial asset or financial liability.

Financial liabilities - classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortized cost or fair value through profit or loss. A financial liability is measured at fair value through profit or loss if it is classified as held for trading, is a derivative instrument or is designated for measurement as such at initial recognition. Financial liabilities at fair value through profit or loss are measured at fair value, with the net gains and losses, including any interest expenses, being recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expenses and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

Derecognition of financial liabilities

Financial liabilities are derecognized when the contractual obligation of the Group expires or is discharged or cancelled. Furthermore, a substantial modification of the terms of an existing financial liability, or an exchange between an existing borrower and existing lender of debt instruments with substantially different terms, are accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability at fair value. The difference between the carrying amount of the extinguished financial liability and the consideration paid (including any non-cash assets transferred or assumed liabilities), is recognized in profit or loss.

(2)	IFRS 15, Revenue from Contracts with Customers

The Group applies, for the first time, IFRS 15 Revenue from Contracts with customers. As required by IAS 34, the nature and effect of these changes are disclosed below.

The standard introduces a new five step model for recognizing revenue from contracts with customers:

(1)	Identifying the contract with the customer.
(2)	Identifying distinct performance obligations in the contract.
(3)	Determining the transaction price.
(4)	Allocating the transaction price to distinct performance obligations.
(5)	Recognizing revenue when the performance obligations are satisfied.

Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring goods or services to a customer.

The standard requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers.

The Group adopted IFRS 15 using the full retrospective method of adoption. The effect of adopting IFRS 15 is, as follows:

Impact on the statement of financial position as of December 31, 2017:

	According to the previous		According to
	policy	The change	IFRS 15
	USD thousands	USD thousands	USD thousands
Deferred income	95	(95)	-
Accumulated loss	(38,567)	95	(38,472)

The Group’s revenues are derived from license and commercialization agreements.

The impact from the adoption of IFRS 15 Revenue from Contracts with Customers relates to the timing of the recognition of income from an upfront payment received under a license and commercialization agreement. Under IFRS 15, management concluded that this agreement is accounted for as a right to use license of IP, and the performance obligation to transfer the licenses to the counterparty to the agreement (the licensee) has been satisfied. Under IAS 18, upfront and milestone payments received were deferred and amortized to other revenue over the term of the agreements. Therefore, upon adoption of IFRS 15, the deferred revenue, in relation to the upfront payments received, have been derecognized and the impact accordingly recognized to retained earnings in the amount of USD 95 thousand.

The aforementioned amount was received in October 2017, therefore adoption of IFRS 15 affected the reported revenues in the second half of 2017.

Presented hereunder are the new significant accounting policies regarding revenue recognition that were applied following the application of IFRS 15:

Revenue

The Group recognizes revenue from upfront and milestone payments at the point in time when the upfront payment is received and when the milestone criteria is highly probable to be met. The revenue is measured according to the amount of the consideration to which the Group expects to be entitled.

The Group will recognize sales based royalty income earned through a license when the underlying sales will occur.

Determining the transaction price

The transaction price is the amount of the consideration to which the Group expects to be entitled in exchange for the license and commercialization agreement. The Group takes into account the effects of all the following elements when determining the transaction price: variable consideration, the existence of a significant financing component, non-cash consideration, and consideration payable to the customer.

Variable consideration

The Group includes variable consideration, or part of it, in the transaction price only when it is highly probable that its inclusion will not result in a significant revenue reversal in the future when the uncertainty has been subsequently resolved. At the end of each reporting period and if necessary, the Group revises the amount of the variable consideration included in the transaction price.

Right to use and right to access

To determine whether the Group’s promise to grant a license provides a customer with either a right to access the Group’s IP or a right-to-use the Group’s IP, the Group considers whether a customer can direct the use of, and obtain substantially all of the remaining benefits from, a license at the point in time at which the license is granted.

A license is considered a “right-to-use” license when the customer maintains control of the IP upon its transfer. However, if the grantor of the license maintains involvement with the IP after its transfer, and the customer cannot direct the use of, and obtain substantially all of the remaining benefits from the license, then the license is considered a right-to-access license.